[LOGO] FIRST AMERICAN FUNDS(TM)


                                           JANUARY 31, 2003




                                           PROSPECTUS
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                          SELECTED FIRST AMERICAN FUNDS
                            CLASS A SHARES

                                           EQUITY INCOME FUND
                                           MID CAP GROWTH OPPORTUNITIES FUND*
                                           SMALL CAP GROWTH OPPORTUNITIES FUND*
                                           SMALL CAP SELECT FUND*
                                           SMALL CAP VALUE FUND
                                           INTERNATIONAL FUND
                                           HIGH INCOME BOND FUND*

*PLEASE NOTE INFORMATION CONTAINED ON THE INSIDE COVER WITH RESPECT TO FUND
 NAME CHANGES.


 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Equity Income Fund                                                           2
--------------------------------------------------------------------------------
  Mid Cap Growth Opportunities Fund                                            5
--------------------------------------------------------------------------------
  Small Cap Growth Opportunities Fund                                          8
--------------------------------------------------------------------------------
  Small Cap Select Fund                                                       11
--------------------------------------------------------------------------------
  Small Cap Value Fund                                                        14
--------------------------------------------------------------------------------
  International Fund                                                          17
--------------------------------------------------------------------------------
  High Income Bond Fund                                                       20
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                               23
--------------------------------------------------------------------------------
  Selling Shares                                                              26
--------------------------------------------------------------------------------
  Managing Your Investment                                                    28
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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  29
--------------------------------------------------------------------------------
  More About The Funds                                                        31
--------------------------------------------------------------------------------
  Financial Highlights                                                        35
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FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

*PLEASE NOTE THAT, EFFECTIVE JANUARY 31, 2003, THE FOLLOWING FUNDS' NAMES WERE CHANGED AS SET FORTH BELOW:

  FUND NAME PRIOR TO JANUARY 31, 2003       FUND NAME EFFECTIVE JANUARY 31, 2003
-------------------------------------       ------------------------------------
  Mid Cap Core Fund                   -->   Mid Cap Growth Opportunities Fund
  Micro Cap Fund                      -->   Small Cap Growth Opportunities Fund
  Small Cap Core Fund                 -->   Small Cap Select Fund
  Strategic Income Fund               -->   High Income Bond Fund

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of Selected First American Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                                    1 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o  the ability to pay above average dividends.

o  the ability to finance expected growth.

o  strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                                    2 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

4.70%   3.85%   22.73%   19.80%   27.53%   15.68%   3.86%   12.28%   -4.37%   -18.13%
-------------------------------------------------------------------------------------
1993    1994     1995     1996     1997     1998    1999     2000     2001      2002

Best Quarter:
Quarter ending   June 30, 1997          11.95%
Worst Quarter:
Quarter ending   September 30, 2002    (16.75)%

AVERAGE ANNUAL TOTAL RETURNS                                             Inception
AS OF 12/31/02(1)                                                             Date       One Year  Five Years  Ten Years
Equity Income Fund
 Class A (return before taxes)                                            12/18/92       (22.62)%      (0.05)%      7.37%
 Class A (return after taxes on distributions)                                           (23.08)%      (2.22)%      5.12%
 Class A (return after taxes on distributions and sale of fund shares)                   (13.87)%      (0.22)%      5.45%
Standard & Poor's 500 Composite Index(2)
(reflects no deduction for fees, expenses, or taxes)                                     (22.10)%      (0.59)%      9.34%

(1)Prior to 3/25/94, Boulevard Bank was the investment advisor of the fund.
(2)An unmanaged index of large-capitalization stocks.

                                    3 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     0.65%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.30%
 Total Annual Fund Operating Expenses                                1.20%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.05)%
 NET EXPENSES (AFTER WAIVERS)                                        1.15%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.15%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  666
   3 years                                                                $  910
   5 years                                                                $1,173
  10 years                                                                $1,925

                                    4 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
MID CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of the date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                                    5 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
MID CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

18.60%   17.13%   4.64%   2.28%   25.30%   -3.65%   -15.44%
-----------------------------------------------------------
 1996     1997    1998    1999     2000     2001      2002

Best Quarter:
Quarter ending   December 31, 1999      24.17%
Worst Quarter:
Quarter ending   September 30, 2001    (19.93)%

AVERAGE ANNUAL TOTAL RETURNS                                             Inception                                   Since
AS OF 12/31/02(1)                                                             Date        One Year  Five Years   Inception
Mid Cap Growth Opportunities Fund
 Class A (return before taxes)                                              1/9/95        (20.08)%       0.65%       8.22%
 Class A (return after taxes on distributions)                                            (20.08)%      (1.80)%      5.24%
 Class A (return after taxes on distributions and sale of fund shares)                    (12.33)%      (0.16)%      5.80%
Standard & Poor's MidCap 400 Index(2)
(reflects no deduction for fees, expenses, or taxes)                                      (14.51)%       6.41%      13.82%

(1)Effective 1/31/03, the fund changed its name from Mid Cap Core Fund to Mid Cap Growth Opportunities Fund. On 9/24/01, the fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund.

(2)An unmanaged, capitalization weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market. The since inception performance of the index is calculated from 1/31/95.

                                    6 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
MID CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     0.70%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.31%
 Total Annual Fund Operating Expenses                                1.26%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.06)%
 NET EXPENSES (AFTER WAIVERS)                                        1.20%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.20%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  671
   3 years                                                                $  928
   5 years                                                                $1,204
  10 years                                                                $1,989

                                    7 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund's total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISK OF SELLING SECURITIES SHORT. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund "closes out" the short position (by acquiring the security in the open market). The fund's risk of loss also increases if the fund is not able to "close out" the short position at any particular time or at an acceptable price.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                                    8 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

56.80%   13.63%   -2.73%   136.23%   11.29%   5.15%   -25.80%
-------------------------------------------------------------
 1996     1997     1998     1999      2000    2001      2002

Best Quarter:
Quarter ending   December 31, 1999      70.70%
Worst Quarter:
Quarter ending   September 30, 1998    (30.87)%

AVERAGE ANNUAL TOTAL RETURNS                                             Inception                                    Since
AS OF 12/31/02(1,2)                                                           Date       One Year   Five Years    Inception
Small Cap Growth Opportunities Fund
 Class A (return before taxes)                                              8/1/95        (29.87)%      13.53%       20.62%
 Class A (return after taxes on distributions)                                            (29.87)%       8.64%       15.08%
 Class A (return after taxes on distributions and sale of fund shares)                    (18.34)%       9.05%       14.76%
Russell 2000 Growth Index(3)
(reflects no deduction for fees, expenses, or taxes)                                      (30.26)%      (6.59)%      (0.87)%

(1)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Effective 1/31/03, the fund changed its name from Micro Cap Fund to Small Cap Growth Opportunities Fund. On 9/24/01, the fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund.

(2)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(3)An unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 7/31/95.

                                    9 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     1.40%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.32%
 Total Annual Fund Operating Expenses                                1.97%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.04)%
 NET EXPENSES (AFTER WAIVERS)                                        1.93%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.93%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  739
   3 years                                                                $1,134
   5 years                                                                $1,554
  10 years                                                                $2,720

                                   10 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP SELECT FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of the date of this prospectus, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $23 million to $2.6 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                                   11 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP SELECT FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

23.58%   2.26%   17.14%   10.50%   20.51%   -8.07%   16.70%   19.71%   12.08%   -17.97%
---------------------------------------------------------------------------------------
 1993    1994     1995     1996     1997     1998     1999     2000     2001      2002

Best Quarter:
Quarter ending   December 31, 2001      27.35%
Worst Quarter:
Quarter ending   September 30, 1998    (24.80)%

AVERAGE ANNUAL TOTAL RETURNS                             Inception
AS OF 12/31/02(1)                                             Date         One Year    Five Years     Ten Years
Small Cap Select Fund
 Class A (return before taxes)                              5/6/92         (22.48)%         2.22%         8.21%
 Class A (return after taxes on distributions)                             (22.48)%         0.75%         5.48%
 Class A (return after taxes on distributions
 and sale of fund shares)                                                  (13.80)%         1.64%         5.59%
Standard & Poor's SmallCap 600 Index(2)
(reflects no deduction for fees, expenses, or taxes)                       (14.63)%         2.44%         9.71%

(1)Effective 1/31/03, the fund changed its name from Small Cap Core Fund to Small Cap Select Fund. On 9/24/01, the fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2)An unmanaged, capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

                                   12 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP SELECT FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     0.70%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.30%
 Total Annual Fund Operating Expenses                                1.25%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.04)%
 NET EXPENSES (AFTER WAIVERS)                                        1.21%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  671
   3 years                                                                $  926
   5 years                                                                $1,199
  10 years                                                                $1,979

                                   13 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Small Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                                   14 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

22.60%   -0.33%   47.30%   20.07%   20.07%   -8.47%   5.93%   20.15%   5.03%   -14.34%
--------------------------------------------------------------------------------------
1993      1994     1995     1996     1997     1998    1999     2000    2001      2002

Best Quarter:
Quarter ending   June 30, 1999          18.64%
Worst Quarter:
Quarter ending   September 30, 1998    (23.21)%

AVERAGE ANNUAL TOTAL RETURNS                                             Inception
AS OF 12/31/02(1)                                                             Date       One Year   Five Years  Ten Years
Small Cap Value Fund
 Class A (return before taxes)                                              1/1/88       (19.04)%      (0.20)%      9.90%
 Class A (return after taxes on distributions)                                           (19.05)%      (2.26)%      7.59%
 Class A (return after taxes on distributions and sale of fund shares)                   (11.69)%      (0.65)%      7.44%
Russell 2000 Value Index(2)
(reflects no deduction for fees, expenses, or taxes)                                     (11.43)%       2.71%      10.86%

(1)Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                                   15 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------
 Management Fees                                                     0.70%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.31%
 Total Annual Fund Operating Expenses                                1.26%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.03)%
 NET EXPENSES (AFTER WAIVERS)                                        1.23%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.23%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  671
   3 years                                                                $  928
   5 years                                                                $1,204
  10 years                                                                $1,989

                                   16 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
INTERNATIONAL FUND

--------------------------------------------------------------------------------
OBJECTIVE

International Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o  that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share, and strength of management.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                                   17 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

9.41%   9.98%   4.68%   17.42%   50.47%   -15.58%   -23.52%   -19.10%
----------------------------------------------------------------------
1995    1996    1997     1998     1999      2000      2001      2002

Best Quarter:
Quarter ending   December 31, 1999      27.41%
Worst Quarter:
Quarter ending   September 30, 2002    (19.18)%

AVERAGE ANNUAL TOTAL RETURNS                                             Inception                                    Since
AS OF 12/31/02(1)                                                             Date        One Year   Five Years   Inception
International Fund
 Class A (return before taxes)                                              5/2/94        (23.51)%      (2.68)%       0.95%
 Class A (return after taxes on distributions)                                            (23.51)%      (4.38)%      (0.39)%
 Class A (return after taxes on distributions and sale of fund shares)                    (14.44)%      (2.41)%       0.44%
Morgan Stanley Capital International
Europe, Australasia, Far East Index(2)
(reflects no deduction for fees, expenses, or taxes)                                      (15.66)%      (2.61)%       0.76%

(1)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the fund's assets. On 9/24/01, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both sub-advised by Clay Finlay Inc. Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund.

(2)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong, and Singapore. The since inception performance of the index is calculated from 5/31/94.

                                   18 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     1.10%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.31%
 Total Annual Fund Operating Expenses                                1.66%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.06)%
 NET EXPENSES (AFTER WAIVERS)                                        1.60%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  709
   3 years                                                                $1,045
   5 years                                                                $1,403
  10 years                                                                $2,407

                                   19 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as junk bonds). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration, explained in "More About the Funds - Investment Strategies," are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors. See "Policies & Services - Buying and Selling Shares, Calculating Your Share Price."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                                   20 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
HIGH INCOME BOND FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  -1.22%
-----------
   2002

Best Quarter:
Quarter ending   December 31, 2002      6.93%
Worst Quarter:
Quarter ending   September 30, 2002    (4.90)%

AVERAGE ANNUAL TOTAL RETURNS                                               Inception                           Since
AS OF 12/31/02(1)                                                               Date        One Year       Inception
High Income Bond Fund
 Class A (return before taxes)                                               8/30/01          (5.45)%         (8.09)%
 Class A (return after taxes on distributions)                                                (8.10)%        (10.82)%
 Class A (return after taxes on distributions and sale of fund shares)                        (3.36)%         (7.76)%
Lehman Corporate High Yield Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          (1.41)%         (2.05)%

(1)On 1/31/03, the fund changed its name from Strategic Income Fund to High Income Bond Fund. On 3/13/03, shareholders approved a merger transaction in which High Income Bond Fund acquired the assets of First American High Yield Bond Fund, which is the accounting survivor. Performance presented represents that of High Yield Bond Fund.

(2)An unmanaged index that covers the universe of fixed-rate, dollar denominated, below-investment grade debt with at least one year to final maturity. Pay-in-kind bonds, Eurobonds, and emerging markets debt securities are excluded, but SEC-registered Canadian and global bonds of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The since inception performance of the index is calculated from 8/31/01.

                                   21 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
HIGH INCOME BOND FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          4.25%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    4.25%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
ANNUAL MAINTENANCE FEE(4)                                          $    50
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     0.70%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.52%
 Total Annual Fund Operating Expenses                                1.47%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.37)%
 NET EXPENSES (AFTER WAIVERS)                                        1.10%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.00%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  568
   3 years                                                                $  870
   5 years                                                                $1,194
  10 years                                                                $2,108

                                   22 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class A shares. Four additional classes of shares, Class B, Class C, Class S, and Class Y shares, are made available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. To determine your eligibility to purchase other share classes, contact your investment professional or call COUNTRY Funds at (800) 245-2100.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o  Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

--------------------------------------------------------------------------------
12b-1

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual shareholder servicing fee of 0.25% of average daily net assets. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

International Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of a fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

EQUITY INCOME FUND
MID CAP GROWTH OPPORTUNITIES FUND
SMALL CAP GROWTH OPPORTUNITIES FUND
SMALL CAP SELECT FUND
SMALL CAP VALUE FUND
INTERNATIONAL FUND

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than $50,000                            5.50%          5.82%          5.00%
$ 50,000 - $ 99,999                          4.50%          4.71%          4.00%
$100,000 - $249,999                          3.50%          3.63%          3.25%
$250,000 - $499,999                          2.50%          2.56%          2.25%
$500,000 - $999,999                          2.00%          2.04%          1.75%
$1 million and over                          0.00%          0.00%          0.00%
--------------------------------------------------------------------------------

                                   23 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

HIGH INCOME BOND FUND

                                                                         Maximum
                                             Sales Charge            Reallowance
                                     As a % of       As a % of         as a % of
                                      Offering       Net Asset          Purchase
                                         Price           Value             Price
                                          ----            ----              ----
Less than $50,000                        4.25%           4.44%             4.00%
$50,000 - $99,999                        4.00%           4.17%             3.75%
$100,000 - $249,999                      3.50%           3.63%             3.25%
$250,000 - $499,999                      2.50%           2.56%             2.25%
$500,000 - $999,999                      2.00%           2.04%             1.75%
$1 million and over                      0.00%           0.00%             0.00%
---------------------                    ----            ----              ----

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases reduce the percentage sales charge you pay. For purposes of calculating the reduced sales charge, Class A shares of the First American funds described in this prospectus (individually, a "selected First American Fund," collectively, the "selected First American Funds") are combined with Class A shares of certain funds offered by COUNTRY Capital Management Company ("COUNTRY") and sold by affiliated agents of COUNTRY (individually, a "COUNTRY Fund," collectively, the "COUNTRY Funds").

You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any selected First American Fund and/or Class A shares of any COUNTRY Fund (except the money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other COUNTRY Fund Class A shares that you purchased for $10,000 and selected First American Fund Class A shares that you purchased for $15,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any selected First American Fund and/or of Class A shares of any COUNTRY Fund (except the money market fund), by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any selected First American Fund and/or of Class A shares of any COUNTRY Fund (except the money market fund), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------
FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 701|M/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o  redemptions required as a result of over contribution to an IRA plan.

                                   24 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor, COUNTRY Capital Management Company and their affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling COUNTRY Funds at
(800) 245-2100 before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013

For Credit to: U.S. Bancorp Fund Services, LLC
Account Number: 112-952-137

For Further Credit to:  (Investor Name, Investor Account Number,
                         and Fund Name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash may not be accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your selected First American Fund into another selected First American Fund or COUNTRY Fund of the same class.

You may apply for participation in either of these programs through your investment professional or by calling COUNTRY Funds at (800) 245-2100.

                                   25 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling COUNTRY Funds at (800) 245-2100. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o  name of the fund.

o  account number.

o  dollar amount or number of shares redeemed.

o  name on the account.

o  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a selected First American Fund or COUNTRY Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another selected First American Fund or COUNTRY Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------
ACCOUNTS WITH LOW BALANCES

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o  deduct a $50 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

                                   26 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one selected First American Fund to another selected First American Fund or COUNTRY Fund. There is no fee to exchange shares (only Class A shares are eligible to be exchanged for selected First American Funds and COUNTRY Funds). You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody, or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another selected First American Fund or COUNTRY Fund, you do not have to pay a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call COUNTRY Funds at (800) 245-2100. Your instructions must be received before 3:00 p.m. Central Time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your application to restrict this privilege. If you wish to reinstate this option on an existing account, please call COUNTRY Funds at (800) 245-2100 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

                                   27 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call COUNTRY Funds at (800) 245-2100.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from Mid Cap Growth Opportunities Fund and Equity Income Fund net investment income are declared and paid monthly. Dividends from Small Cap Growth Opportunities Fund and Small Cap Value Fund net investment income are declared and paid quarterly. Dividends from International Fund net investment income are declared and paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another selected First American Fund or COUNTRY Fund, or paid in cash. This request may be made on your application or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

FOREIGN TAX CREDITS. International Fund may be required to pay withholding and other taxes imposed by foreign countries. If a fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

                                   28 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
EQUITY INCOME FUND                                                         0.60%
MID CAP GROWTH OPPORTUNITIES FUND                                          0.64%
SMALL CAP GROWTH OPPORTUNITIES FUND                                        1.36%
SMALL CAP SELECT FUND                                                      0.66%
SMALL CAP VALUE FUND                                                       0.67%
INTERNATIONAL FUND                                                         1.04%
HIGH INCOME BOND FUND                                                      0.30%
--------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of September 30, 2002, Clay Finlay had $4.7 billion in assets under management.

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives distribution and shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

                                   29 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MANAGEMENT CONTINUED

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Except for International Fund, each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management. International Fund's investments are managed by a team of persons associated with Clay Finlay.

                                   30 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call COUNTRY Funds at (800) 245-2100.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES OF HIGH INCOME BOND FUND

INVESTMENT APPROACH. Fund managers generally employ a "top-down" approach in selecting securities for the fund. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the funds. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

EFFECTIVE MATURITY. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

EFFECTIVE DURATION. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic

                                   31 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). The mid-cap and small-cap funds are subject to risks of IPOs. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Equity Income Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund may invest up to 25% of their total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. High Income Bond Fund may invest up to 25% of total assets in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability, and the sub-advisor's ability for the International Fund, to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When the funds loan their portfolio securities, they will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the funds risk a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

CREDIT RISK. Equity Income Fund and High Income Bond Fund are subject to the risk that the issuers of debt securities held by the funds will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and is therefore subject to additional credit risk.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative

                                   32 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

FOREIGN TAX RISK. International Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

RISKS OF EMERGING MARKETS. Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners, and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

INTEREST RATE RISK. Debt securities in the High Income Bond Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK. High Income Bond Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the portfolio of High Income Bond Fund may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK. High Income Bond Fund is exposed to liquidity risk because of their investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features

                                   33 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

may make it more difficult to sell or buy a security at a favorable price or time. Consequently, this fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading may also lead to greater price volatility.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. High Income Bond Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK AND EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. If High Income Bond Fund holds these securities, it must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, High Income Bond Fund may sell mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit the fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

                                   34 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar MicroCap Fund. gThe assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar MicroCap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund.

The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar MidCap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar MidCap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund.

The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Small Cap Core Equity Fund were exchanged for Class A shares of the First American Small Cap Select Fund.

The financial highlights for the Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund Class A shares. The assets of the Qualivest Small Companies Fund were acquired by Small Cap Value Fund on November 12, 1997. In connection with such acquisition, Class A and Class C shares of the Qualivest Small Companies Fund were exchanged for Class A shares of Small Cap Value Fund.

The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund. The assets of First American High Yield Bond Fund were acquired by High Income Bond Fund on March 17, 2003. In connection with such acquisition, Class A shares of First American High Yield Bond Fund were exchanged for Class A shares of High Income Bond Fund.

The information for Equity Income Fund and Small Cap Value Fund for the fiscal years ended September 30, 2001, September 30, 2000, and September 30, 1999 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

The information for International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Mid Cap Growth Opportunities Fund, and High Income Bond Fund, for the fiscal periods ended September 30, 2002 and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Mid Cap Growth Opportunities Fund, for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.

                                   35 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND

                                                                     Fiscal year ended September 30,
                                             2002(1)               2001(1)        2000           1999           1998
                                           -----------           -----------    -----------    -----------    -----------
PER SHARE DATA
Net Asset Value, Beginning of Period       $     12.13           $     16.29    $     15.94    $     15.70    $     15.69
                                           -----------           -----------    -----------    -----------    -----------
Investment Operations:
 Net Investment Income                            0.16                  0.29           0.28           0.36           0.41
 Net Gains (Losses) on Investments
  (both realized and unrealized)                 (2.48)                (0.74)          1.45           1.15           0.86
                                           -----------           -----------    -----------    -----------    -----------
 Total From Investment Operations                (2.32)                (0.45)          1.73           1.51           1.27
                                           -----------           -----------    -----------    -----------    -----------
Less Distributions:
 Dividends (from net investment income)          (0.19)                (0.32)         (0.28)         (0.37)         (0.41)
 Distributions (from capital gains)              (0.04)                (3.39)         (1.10)         (0.90)         (0.85)
                                           -----------           -----------    -----------    -----------    -----------
 Total Distributions                             (0.23)                (3.71)         (1.38)         (1.27)         (1.26)
                                           -----------           -----------    -----------    -----------    -----------
Net Asset Value, End of Period             $      9.58           $     12.13    $     16.29    $     15.94    $     15.70
                                           ===========           ===========    ===========    ===========    ===========
Total Return(2)                                 (19.51)                 3.89          11.11%          9.74%          8.38%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $   128,142           $    24,557    $    20,607    $    18,970    $    11,018
Ratio of Expenses to Average Net Assets           1.15%                 1.00%          1.00%          1.00%          1.00%
Ratio of Net Income to Average Net Assets         1.43%                 1.97%          1.69%          2.01%          2.58%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                             1.20%                 1.15%          1.14%          1.13%          1.12%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                             1.38%                 1.82%          1.55%          1.88%          2.46%
Portfolio Turnover Rate                             38%                   33%            36%            35%            14%

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

MID CAP GROWTH OPPORTUNITIES FUND(1)

                                               Fiscal year    Fiscal period
                                                 ended           ended
                                              September 30,   September 30,              Fiscal year ended October 31,
                                                  2002          2001(2,3)      2000(2)       1999(2)       1998(2)       1997
                                                --------        --------      --------      --------      --------      --------
PER SHARE DATA
Net Asset Value, Beginning of Period            $  28.33        $ 54.63       $  37.80      $  37.59      $  44.36      $  41.38
                                                --------       --------       --------      --------      --------      --------
Investment Operations:
 Net Investment Income (Loss)                      (0.11)         (0.06)         (0.18)        (0.08)        (0.24)        (0.20)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                   (1.77)         (8.40)         17.80          0.60         (2.07)         8.44
                                                --------       --------       --------      --------      --------      --------
 Total From Investment Operations                  (1.88)         (8.46)         17.62          0.52         (2.31)         8.24
                                                --------       --------       --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)               --             --             --            --            --            --
 Distributions (from capital gains)                   --         (17.84)         (0.79)        (0.31)        (4.46)        (5.26)
                                                --------       --------       --------      --------      --------      --------
 Total Distributions                                  --         (17.84)         (0.79)        (0.31)        (4.46)        (5.26)
                                                --------       --------       --------      --------      --------      --------
Net Asset Value, End of Period                  $  26.45       $  28.33       $  54.63      $  37.80      $  37.59      $  44.36
                                                ========       ========       ========      ========      ========      ========
Total Return(4)                                    (6.64)%       (20.00)%        47.23%         1.31%        (5.91)%       22.18%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $ 75,002       $ 82,043       $108,326      $ 95,758      $136,146      $147,396
Ratio of Expenses to Average Net Assets             1.20%          1.20%          1.20%         1.19%         1.13%         1.12%
Ratio of Net Loss to Average Net Assets            (0.34)%        (0.19)%        (0.38)%       (0.21)%       (0.57)%       (0.50)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                1.26%          1.22%          1.22%         1.21%         1.20%         1.20%
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                               (0.40)%        (0.21)%        (0.40)%       (0.23)%       (0.64)%       (0.58)%
Portfolio Turnover Rate                              162%           204%           205%          140%           77%           97%

(1)Effective January 31, 2003, the fund changed its name from Mid Cap Core Fund to Mid Cap Growth Opportunities Fund.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                   36 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH OPPORTUNITIES FUND(1)

                                                  Fiscal year  Fiscal period
                                                     ended        ended
                                                 September 30, September 30,            Fiscal year ended October 31,
                                                      2002       2001(2,3)     2000(2)       1999        1998(2)       1997
                                                    --------     --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                $  16.89     $  31.26     $  21.80     $  12.38     $  17.47     $  16.16
                                                    --------     --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income (Loss)                          (0.26)       (0.17)       (0.40)       (0.26)       (0.25)       (0.18)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                       (2.74)       (5.20)       15.99         9.71        (3.17)        4.24
                                                    --------     --------     --------     --------     --------     --------
 Total From Investment Operations                      (3.00)       (5.37)       15.59         9.45        (3.42)        4.06
                                                    --------     --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                   --           --           --           --           --           --
 Distributions (from capital gains)                       --        (9.00)       (6.13)       (0.03)       (1.67)       (2.75)
 Distributions (from return of capital)                (0.03)          --           --           --           --           --
                                                    --------     --------     --------     --------     --------     --------
 Total Distributions                                   (0.03)       (9.00)       (6.13)       (0.03)       (1.67)       (2.75)
                                                    --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period                      $  13.86     $  16.89     $  31.26     $  21.80     $  12.38     $  17.47
                                                    ========     ========     ========     ========     ========     ========
Total Return(4)                                       (17.84)%     (21.51)%      87.43%       76.54%      (21.71)%      29.78%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $ 44,834     $ 45,233     $ 43,031     $ 21,988     $ 12,419     $ 16,793
Ratio of Expenses to Average Net Assets                 1.93%        1.93%        1.96%        2.01%        1.99%        1.95%
Ratio of Net Investment Loss to Average Net Assets     (1.53)%      (0.91)%      (1.31)%      (1.43)%      (1.63)%      (1.45)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.97%        1.99%        1.96%        2.02%        2.06%        2.03%
Ratio of Net Investment Loss to Average Net Assets
 (excluding waivers)                                   (1.57)%      (0.97)%      (1.31)%      (1.44)%      (1.70)%      (1.53)%
Portfolio Turnover Rate                                  123%         125%         179%         200%         136%         158%

(1)Effective January 31, 2003, the fund changed its name from Micro Cap Fund to Small Cap Growth Opportunities Fund.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


SMALL CAP SELECT FUND(1)

                                         Fiscal         Fiscal        Fiscal
                                           year         period        period
                                          ended          ended         ended
                                       September 30,  September 30, October 31,      Fiscal year ended November 30,
                                          2002(2)      2001(2,3)     2000(2,4)      1999(2)       1998         1997
                                         --------      --------      --------    --------    --------    --------
PER SHARE DATA
Net Asset Value, Beginning of Period     $  11.97      $  17.60      $  13.84    $  11.86    $  15.03    $  13.40
                                         --------      --------      --------    --------    --------    --------
Investment Operations:
 Net Investment Income (Loss)               (0.10)        (0.03)        (0.10)      (0.07)      (0.06)      (0.05)
 Net Gains (Losses) on Investments
  (both realized and unrealized)            (0.30)        (1.89)         4.13        2.10       (1.89)       2.50
                                         --------      --------      --------    --------    --------    --------
 Total From Investment Operations           (0.40)        (1.92)         4.03        2.03       (1.95)       2.45
                                         --------      --------      --------    --------    --------    --------
Less Distributions:
 Dividends (from net investment income)        --            --         (0.01)         --          --          --
 Distributions (from capital gains)         (0.89)        (3.71)        (0.26)      (0.05)      (1.22)      (0.82)
                                         --------      --------      --------    --------    --------    --------
 Total Distributions                        (0.89)        (3.71)        (0.27)      (0.05)      (1.22)      (0.82)
                                         --------      --------      --------    --------    --------    --------
Net Asset Value, End of Period           $  10.68      $  11.97      $  17.60    $  13.84    $  11.86    $  15.03
                                         ========      ========      ========    ========    ========    ========
Total Return(5)                             (4.56)%      (12.63)%       29.65%      17.21%     (14.19)%     19.45%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)          $ 33,586      $ 17,351      $  9,538    $  8,885    $ 11,601    $ 14,213
Ratio of Expenses to Average Net Assets      1.21%         1.19%         1.28%       1.26%       1.25%       1.25%
Ratio of Net Loss to Average Net Assets     (0.81)%       (0.24)%       (0.01)%     (0.57)%     (0.45)%     (0.29)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                         1.25%         1.22%         1.39%       1.36%       1.35%       1.35%
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                        (0.85)%       (0.27)%       (0.12)%     (0.67)%     (0.55)%     (0.39)%
Portfolio Turnover Rate                       171%          204%           91%         72%         70%         80%

(1)Effective January 31, 2003, the fund changed its name from Small Cap Core Fund to Small Cap Select Fund.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Effective in 2000, the fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                   37 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND

                                                                                                               Fiscal
                                                                                                               period
                                                                                                                ended
                                                              Fiscal year ended September 30,                November 30,
                                                   2002(1)     2001(1)      2000        1999      1998(2)      1997(3)
                                                  --------    --------    --------    --------    --------    --------
PER SHARE DATA
Net Asset Value, Beginning of Period              $  13.40    $  17.09    $  13.94    $  13.58    $  18.20    $  17.86
                                                  --------    --------    --------    --------    --------    --------
Investment Operations:
 Net Investment Income (Loss)                        (0.02)       0.02       (0.01)       0.01        0.04       (0.03)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                     (0.13)      (0.97)       3.23        1.47       (3.38)       0.37
                                                  --------    --------    --------    --------    --------    --------
 Total From Investment Operations                    (0.15)      (0.95)       3.22        1.48       (3.34)       0.34
                                                  --------    --------    --------    --------    --------    --------
Less Distributions:
 Dividends (from net investment income)                 --       (0.05)         --       (0.01)      (0.01)         --
 Distributions (from capital gains)                  (1.99)      (2.69)      (0.07)      (1.11)      (1.27)         --
                                                  --------    --------    --------    --------    --------    --------
 Total Distributions                                 (1.99)      (2.74)      (0.07)      (1.12)      (1.28)         --
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period                    $  11.26    $  13.40    $  17.09    $  13.94    $  13.58    $  18.20
                                                  ========    ========    ========    ========    ========    ========
Total Return(4)                                      (2.19)%     (6.36)%     23.19%      11.12%     (19.48)%      1.90%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $ 27,205    $ 34,292    $ 35,858    $ 11,567    $ 13,551    $ 19,194
Ratio of Expenses to Average Net Assets               1.23%       1.15%       1.14%       1.14%       1.13%       1.37%
Ratio of Net Income (Loss) to Average Net Assets     (0.12)%      0.11%      (0.13)%     (0.17)%      0.15%      (0.38)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  1.26%       1.15%       1.16%       1.14%       1.13%       1.37%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                 (0.15)%      0.11%      (0.15)%     (0.17)%      0.15%      (0.38)%
Portfolio Turnover Rate                                 37%         53%         73%         44%         21%          3%

(1)Per share data calculated using average shares outstanding method.

(2)Effective in 1998, the fund's fiscal year end changed from November 30 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Effective in 1997, the fund's fiscal year end changed from July 31 to November 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


INTERNATIONAL FUND

                                          Fiscal         Fiscal       Fiscal
                                           year          period       period
                                          ended          ended        ended
                                       September 30,  September 30, October 31,       Fiscal years ended November 30,
                                          2002(1)      2001(1,2)     2000(1,3)       1999          1998          1997
                                         --------      --------      --------      --------      --------      --------
PER SHARE DATA
Net Asset Value, Beginning of Period     $   8.96      $  13.96      $  15.94      $  12.42      $  11.22      $  11.28
                                         --------      --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income (Loss)                  --          0.10         (0.03)           --          0.01         (0.02)
 Net Gains (Losses) on Investments
 (both realized and unrealized)             (1.63)        (3.63)        (0.42)         4.26          1.66          0.30
                                         --------      --------      --------      --------      --------      --------
 Total From Investment Operations           (1.63)        (3.53)        (0.45)         4.26          1.67          0.28
                                         --------      --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)        --         (0.10)        (0.10)        (0.04)        (0.07)        (0.05)
 Distributions (from capital gains)            --         (1.37)        (1.43)        (0.70)        (0.40)        (0.29)
                                         --------      --------      --------      --------      --------      --------
 Total Distributions                           --         (1.47)        (1.53)        (0.74)        (0.47)        (0.34)
                                         --------      --------      --------      --------      --------      --------
Net Asset Value, End of Period           $   7.33      $   8.96      $  13.96      $  15.94      $  12.42      $  11.22
                                         ========      ========      ========      ========      ========      ========
Total Return(4)                            (18.19)%      (28.00)%       (3.59)%       36.62%        15.33%         2.58%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)          $ 37,232      $ 64,907      $  3,591      $  3,939      $  3,154      $  2,854
Ratio of Expenses to Average Net Assets      1.60%         1.49%         1.58%         1.56%         1.58%         1.59%
Ratio of Net Income (Loss) to Average
 Net Assets                                  0.04%         1.02%        (0.26)%       (0.01)%        0.02%        (0.20)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                         1.66%         1.59%         1.76%         1.75%         1.75%         1.75%
Ratio of Net Income (Loss) to Average
 Net Assets (excluding waivers)             (0.02)%        0.92%        (0.44)%       (0.20)%       (0.15)%       (0.36)%
Portfolio Turnover Rate                        72%           72%           90%           94%           89%           75%

(1)Per share data calculated using average shares outstanding method.

(2)Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Effective in 2000, the fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                   38 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

HIGH INCOME BOND FUND(1)

                                                                Fiscal        Fiscal
                                                                 year         period
                                                                ended         ended
                                                             September 30, September 30,
                                                                 2002        2001(2,3)
                                                               --------      --------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $   9.30      $  10.00
                                                               --------      --------
Investment Operations:
 Net Investment Income                                             0.65          0.02
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (1.22)        (0.68)
                                                               --------      --------
 Total From Investment Operations                                 (0.57)        (0.66)
                                                               --------      --------
Less Distributions:
 Dividends (from net investment income)                           (0.70)        (0.04)
 Distributions (from capital gains)                                  --            --
 Distributions (from return of capital)                           (0.07)           --
                                                               --------      --------
 Total Distributions                                              (0.77)        (0.04)
                                                               --------      --------
Net Asset Value, End of Period                                     7.96          9.30
                                                               ========      ========
Total Return(4)                                                   (6.66)%       (6.55)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 23,900      $    161
Ratio of Expenses to Average Net Assets                            1.10%         1.10%
Ratio of Net Income to Average Net Assets                          7.64%         6.53%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.47%         1.33%
Ratio of Net Income to Average Net Assets (excluding waivers)      7.27%         6.30%
Portfolio Turnover Rate                                              86%           53%

(1)Effective January 31, 2003, the fund changed its name from Strategic Income Fund to High Income Bond Fund.

(2)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Per share data calculated using average shares outstanding method.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                   39 Prospectus - Selected First American Funds
                                                   Class A Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGR

--------------------------------------------------------------------------------
SEC file number: 811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)

                                           JANUARY 31, 2003




                                           PROSPECTUS
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.



                          SELECTED FIRST AMERICAN FUNDS
                            CLASS A SHARES



                                           SMALL CAP GROWTH FUND*
                                           EMERGING MARKETS FUND*
                                           HIGH YIELD BOND FUND*




*PLEASE NOTE INFORMATION ON THE INSIDE COVER WITH RESPECT TO PROPOSED FUND
 MERGERS.



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Small Cap Growth Fund                                                        2
--------------------------------------------------------------------------------
  Emerging Markets Fund                                                        5
--------------------------------------------------------------------------------
  High Yield Bond Fund                                                         8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                               11
--------------------------------------------------------------------------------
  Selling Shares                                                              14
--------------------------------------------------------------------------------
  Managing Your Investment                                                    16
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  17
--------------------------------------------------------------------------------
  More About The Funds                                                        19
--------------------------------------------------------------------------------
  Financial Highlights                                                        22
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

*THE BOARD OF DIRECTORS OF FIRST AMERICAN INVESTMENT FUNDS, INC. HAS RECOMMENDED THAT THE FUNDS LISTED BELOW MERGE INTO THE RESPECTIVE ACQUIRING FIRST AMERICAN FUND. THE MERGERS MUST BE APPROVED BY THE SHAREHOLDERS OF SMALL CAP GROWTH FUND, EMERGING MARKETS FUND, AND HIGH YIELD BOND FUND. A MEETING FOR SHAREHOLDERS TO CONSIDER THE MERGER IS SCHEDULED FOR MARCH 2003:


FUNDS (PROPOSED FOR MERGER)         ACQUIRING FIRST AMERICAN FUNDS
-----------------------------       -------------------------------
  Small Cap Growth Fund       -->   Small Cap Select Fund
  Emerging Markets Fund       -->   International Fund
  High Yield Bond Fund        -->   High Income Bond Fund

           PENDING SHAREHOLDER CONSIDERATION OF THE PROPOSED MERGER TRANSACTIONS, SMALL CAP GROWTH FUND AND EMERGING MARKETS FUND ARE CLOSED TO NEW INVESTORS.

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of Selected First American Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                                    1 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Small Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                                    2 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

10.98%   -2.44%   20.20%   11.68%   29.23%   7.73%   66.76%   -5.97%   -20.60%   -31.21%
---------------------------------------------------------------------------------------
 1993     1994     1995     1996     1997    1998     1999     2000      2001      2002

Best Quarter:
Quarter ending   December 31, 1999      51.34%
Worst Quarter:
Quarter ending   September 30, 2001    (29.06)%

AVERAGE ANNUAL TOTAL RETURNS                                              Inception
AS OF 12/31/02(1,2)                                                            Date     One  Year   Five Years  Ten Years
Small Cap Growth Fund
 Class A (return before taxes)                                             3/16/87       (35.01)%      (2.70)%      5.06%
 Class A (return after taxes on distributions)                                           (35.01)%      (5.04)%      2.42%
 Class A (return after taxes on distributions and sale of fund shares)                   (21.50)%      (1.98)%      3.64%
Russell 2000 Growth Index(3)
(reflects no deduction for fees, expenses, or taxes)                                     (30.26)%      (6.59)%      2.62%

(1)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

(3)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

                                    3 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     0.70%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.34%
 Total Annual Fund Operating Expenses                                1.29%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.06)%
 NET EXPENSES (AFTER WAIVERS)                                        1.23%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.23%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  674
   3 years                                                                $  936
   5 years                                                                $1,219
  10 years                                                                $2,021

                                    4 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
EMERGING MARKETS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Emerging Markets Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Emerging Markets Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of emerging markets issuers. Normally, the fund will invest in securities of issuers from at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:

o those that have an emerging stock market (as defined by the International Financial Corporation).

o  those with low- to middle-income economies (according to the World Bank).

o  those listed in World Bank publications as "developing."

A company is considered to be an emerging markets issuer if any of the following apply:

o its securities are principally traded in an emerging market (including Hong Kong and Singapore).

o it derives at least 50% of its revenue from goods produced, sales made, or services performed in emerging markets countries (including Hong Kong and Singapore).

o it maintains 50% or more of its assets in one or more emerging markets countries (including Hong Kong and Singapore).

o it is organized under the laws of, or has a principal office in, an emerging markets country (including Hong Kong and Singapore).

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Emerging Markets Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                                    5 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
EMERGING MARKETS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-18.10%  -21.77%  29.31%  -1.27%  -30.08%  60.16%  -22.89%  -11.05%  -6.50%
---------------------------------------------------------------------------
  1994     1995    1996    1997     1998    1999     2000     2001    2002

Best Quarter:
Quarter ending   December 31, 1999     49.04%
Worst Quarter:
Quarter ending   March 31, 1995       (30.83)%

AVERAGE ANNUAL TOTAL RETURNS                                               Inception                                     Since
AS OF 12/31/02(1)                                                               Date       One Year   Five Years     Inception
Emerging Markets Fund
 Class A (return before taxes)                                             11/9/93        (11.61)%      (7.45)%       (5.20)%
 Class A (return after taxes on distributions)                                            (11.61)%      (7.45)%       (5.22)%
 Class A (return after taxes on distributions and sale of fund shares)                     (7.13)%      (5.76)%       (3.97)%
Morgan Stanley Capital International
Emerging Markets Free Index(2)
(reflects no deduction for fees, expenses, or taxes)                                       (6.00)%      (4.58)%       (2.98)%

(1)On 8/7/98, the Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented from 6/21/96 to 8/7/98 is that of the Emerging Markets Growth Fund, a series of Piper Global Funds Inc. for which Edinburgh Fund Managers acted as sub-advisor. Performance presented prior to 6/21/96, is that of the Hercules Latin American Value Fund, a series of Hercules Funds, Inc. for which Banker's Trust Company acted as sub-advisor.

(2)An unmanaged index of securities from emerging markets that are open to foreign investors. The since inception performance of the index is calculated from 11/30/93.

                                    6 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
EMERGING MARKETS FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                          5.50%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    5.50%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(4)                                        $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                     1.15%
 Distribution and Service (12b-1) Fees                               0.25%
 Other Expenses                                                      0.49%
 Total Annual Fund Operating Expenses                                1.89%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                            (0.19)%
 NET EXPENSES (AFTER WAIVERS)                                        1.70%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  731
   3 years                                                                $1,111
   5 years                                                                $1,515
  10 years                                                                $2,640

                                    7 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

High Yield Bond Fund's objective is to provide investors with a high level of current income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, High Yield Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as junk bonds). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration, explained in "More About the Funds - Investment Strategies," are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors. See "Policies & Services - Buying and Selling Shares, Calculating Your Share Price."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                                    8 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
HIGH YIELD BOND FUND CONTINUED
--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class A shares of the fund were first offered in 2001, only one calendar year of performance information is available. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

   -1.22%
-----------
    2002

Best Quarter:
Quarter ending   December 31, 2002      6.93%
Worst Quarter:
Quarter ending   September 30, 2002    (4.90)%

AVERAGE ANNUAL TOTAL RETURNS                                                 Inception                           Since
AS OF 12/31/02                                                                    Date        One Year       Inception
High Yield Bond Fund
 Class A (return before taxes)                                               8/30/01          (5.45)%         (8.09)%
 Class A (return after taxes on distributions)                                                (8.10)%        (10.82)%
 Class A (return after taxes on distributions and sale of fund shares)                        (3.36)%         (7.76)%
Lehman Corporate High Yield Index(1)
(reflects no deduction for fees, expenses, or taxes)                                          (1.41)%         (2.05)%

(1)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment grade debt with at least one year to final maturity. Pay-in-kind bonds, Euro bonds, and emerging markets debt securities are excluded, but SEC-registered Canadian and global bonds of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The since inception performance of the index is calculated from 8/31/01.

                                    9 Prospectus - Selected First American Funds
                                                   Class A Shares

FUND SUMMARIES
HIGH YIELD BOND FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                         4.25%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                   4.25%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                               0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)
ANNUAL MAINTENANCE FEE(4)                                        $    50
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                    0.70%
 Distribution and Service (12b-1) Fees                              0.25%
 Other Expenses                                                     0.52%
 Total Annual Fund Operating Expenses                               1.47%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                           (0.37)%
 NET EXPENSES (AFTER WAIVERS)                                       1.10%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.23%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  568
   3 years                                                                $  870
   5 years                                                                $1,194
  10 years                                                                $2,108

                                   10 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class A shares. Four additional classes of shares, Class B, Class C, Class S, and Class Y shares, are made available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. To determine your eligibility to purchase other share classes, contact your investment professional or call COUNTRY Funds at (800) 245-2100.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o  Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

--------------------------------------------------------------------------------
12b-1

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual shareholder servicing fee of 0.25% of average daily net assets. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of a fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

SMALL CAP GROWTH FUND
EMERGING MARKETS FUND

                                                                         Maximum
                                                Sales Charge         Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than $50,000                            5.50%          5.82%          5.00%
$ 50,000 - $ 99,999                          4.50%          4.71%          4.00%
$100,000 - $249,999                          3.50%          3.63%          3.25%
$250,000 - $499,999                          2.50%          2.56%          2.25%
$500,000 - $999,999                          2.00%          2.04%          1.75%
$1 million and over                          0.00%          0.00%          0.00%
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                              Sales Charge           Reallowance
                                     As a % of       As a % of         as a % of
                                      Offering       Net Asset          Purchase
                                         Price           Value             Price
--------------------------------------------------------------------------------
Less than $50,000                        4.25%           4.44%             4.00%
$50,000 - $99,999                        4.00%           4.17%             3.75%
$100,000 - $249,999                      3.50%           3.63%             3.25%
$250,000 - $499,999                      2.50%           2.56%             2.25%
$500,000 - $999,999                      2.00%           2.04%             1.75%
$1 million and over                      0.00%           0.00%             0.00%
--------------------------------------------------------------------------------

                                   11 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases reduce the percentage sales charge you pay. For purposes of calculating the reduced sales charge, Class A shares of the First American funds described in this prospectus (individually, a "selected First American Fund," collectively, the "selected First American Funds") are combined with Class A shares of certain funds offered by COUNTRY Capital Management Company ("COUNTRY") and sold by affiliated agents of COUNTRY (individually, a "COUNTRY Fund," collectively, the "COUNTRY Funds").

You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any selected First American Fund and/or Class A shares of any COUNTRY Fund (except the money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other COUNTRY Fund Class A shares that you purchased for $10,000 and selected First American Fund Class A shares that you purchased for $15,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any selected First American Fund and/or of Class A shares of any COUNTRY Fund (except the money market fund), by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any selected First American Fund and/or of Class A shares of any COUNTRY Fund (except the money market fund), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------
FOR INVESTMENTS OF OVER $1 MILLION

   There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

   To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

   o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

   o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 701|M/2.

   o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

   o    redemptions required as a result of over contribution to an IRA plan.

                                   12 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor, COUNTRY Capital Management Company and their affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling COUNTRY Funds at
(800) 245-2100 before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013

For Credit to: U.S. Bancorp Fund Services, LLC
Account Number: 112-952-137

For Further Credit to:  (Investor Name, Investor Account Number,
                         and Fund Name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash may not be accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your selected First American Fund into another selected First American Fund or COUNTRY Fund of the same class.

You may apply for participation in either of these programs through your investment professional or by calling COUNTRY Funds at (800) 245-2100.

                                   13 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services - Selling Shares, Redemption In Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling COUNTRY Funds at (800) 245-2100. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.
BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o  name of the fund.

o  account number.

o  dollar amount or number of shares redeemed.

o  name on the account.

o  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

                                   14 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
ACCOUNTS WITH LOW BALANCES

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o  deduct a $50 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one selected First American Fund to another selected First American Fund or COUNTRY Fund. There is no fee to exchange shares (only Class A shares are eligible to be exchanged for selected First American Funds and COUNTRY Funds). You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody, or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another selected First American Fund or COUNTRY Fund, you do not have to pay a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call COUNTRY Funds at (800) 245-2100. Your instructions must be received before 3:00 p.m. Central Time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your application to restrict this privilege. If you wish to reinstate this option on an existing account, please call COUNTRY Funds at (800) 245-2100 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

                                   15 Prospectus - Selected First American Funds
                                                   Class A Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.
STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from Mid Cap Growth Opportunities Fund and Equity Income Fund net investment income are declared and paid monthly. Dividends from Small Cap Growth Opportunities Fund and Small Cap Value Fund net investment income are declared and paid quarterly. Dividends from International Fund net investment income are declared and paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another selected First American Fund or COUNTRY Fund, or paid in cash. This request may be made on your application or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

FOREIGN TAX CREDITS. Emerging Markets Fund may be required to pay withholding and other taxes imposed by foreign countries. If a fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

                                   16 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                    Advisory fee
                                                                       as a%  of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                                      0.64%
EMERGING MARKETS FUND                                                      0.96%
HIGH YIELD BOND FUND                                                       0.30%
--------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

SUB-ADVISOR

Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Markets Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic, and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2002, the sub-advisor managed a total of approximately $5.8 billion in investments.

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives sales charges, distribution and shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 25% of the funds' income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Except for Emerging Markets Fund, each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management. Emerging Markets Fund's investments are managed by a team of persons associated with Marvin & Palmer.

                                   17 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "FUND SUMMARIES" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "FUND SUMMARIES" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call COUNTRY Funds at (800) 245-2100.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES OF
HIGH YIELD BOND FUND

INVESTMENT APPROACH. Fund managers generally employ a "top-down" approach in selecting securities for the funds. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the funds. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

EFFECTIVE DURATION. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

--------------------------------------------------------------------------------
RISKS - ALL FUNDS

The main risks of investing in the funds are summarized in the "FUND SUMMARIES" section. More information about fund risks is presented below.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability, or sub-advisor's ability in the case of Emerging Markets Fund, to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. Except for Emerging Markets Fund, when a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the

                                   18 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

FOREIGN SECURITY RISK. Small Cap Growth Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. High Yield Bond Fund may invest up to 25% of total assets in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF SMALL CAP GROWTH FUND AND EMERGING MARKETS FUND

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Small Cap Growth Fund may invest in IPOs. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF INTERNATIONAL INVESTING. Emerging Markets Fund invests primarily in international securities. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

FOREIGN TAX RISK. The fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

                                   19 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

RISKS OF EMERGING MARKETS. Investing in securities of issuers in emerging markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners, and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in emerging markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF HIGH YIELD BOND FUND

INTEREST RATE RISK. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the fund may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK. The fund is exposed to liquidity risk because of its investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, this fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a fund's performance. Infrequent trading may also lead to greater price volatility.

CREDIT RISK. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When the fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding

                                   20 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. If the fund holds these securities, it must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

                                   21 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of the funds. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.

The information for Small Cap Growth Fund for the fiscal periods ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, and for High Yield Bond Fund, for the fiscal periods ended September 30, 2002 and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal year ended
September 30, 1998, has been audited by other auditors.

SMALL CAP GROWTH FUND

                                                                                Fiscal year ended September 30,
                                                               2002(1)         2001(1)       2000          1999          1998
                                                             ----------      ----------    ----------    ----------    ----------
PER SHARE DATA
Net Asset Value, Beginning of Period                         $    11.28      $    24.47    $    16.77    $    11.90    $    17.41
                                                             ----------      ----------    ----------    ----------    ----------
Investment Operations:
 Net Investment Loss                                              (0.09)          (0.08)        (0.12)        (0.06)        (0.09)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (2.40)          (8.55)         9.89          4.95         (2.67)
                                                             ----------      ----------    ----------    ----------    ----------
 Total From Investment Operations                                 (2.49)          (8.63)         9.77          4.89         (2.76)
                                                             ----------      ----------    ----------    ----------    ----------
Less Distributions:
 Dividends (from net investment income)                              --              --            --            --            --
 Distributions (from capital gains)                                  --           (4.46)        (2.07)        (0.02)        (2.64)
 Distributions (from return of capital)                              --           (0.10)           --            --         (0.11)
                                                             ----------      ----------    ----------    ----------    ----------
 Total Distributions                                                 --           (4.56)        (2.07)        (0.02)        (2.75)
                                                             ----------      ----------    ----------    ----------    ----------
Net Asset Value, End of Period                               $     8.79      $    11.28    $    24.47    $    16.77    $    11.90
                                                             ==========      ==========    ==========    ==========    ==========
Total Return(2)                                                  (22.07)%        (41.71)%       62.07%        41.11%       (18.66)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                              $   22,397      $   31,913    $   57,148    $   32,203    $   28,252
Ratio of Expenses to Average Net Assets                            1.23%           1.15%         1.14%         1.14%         1.29%
Ratio of Net Loss to Average Net Assets                           (0.78)%         (0.51)%       (0.57)%       (0.39)%       (0.61)%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.29%           1.15%         1.14%         1.15%         1.43%
Ratio of Net Loss to Average Net Assets (excluding waivers)       (0.84)%         (0.51)%       (0.57)%       (0.40)%       (0.75)%
Portfolio Turnover Rate                                             286%            265%          230%          110%           92%

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                   22 Prospectus - Selected First American Funds
                                                   Class A Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

EMERGING MARKETS FUND

                                                                            Fiscal year ended September 30,
                                                              2002(1)      2001(1)      2000(1)      1999(1)       1998
                                                             ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
Net Asset Value, Beginning of Period                         $    5.87    $    8.50    $    6.77    $    5.61    $   10.96
                                                             ---------    ---------    ---------    ---------    ---------
Investment Operations:
 Net Investment Income (Loss)                                    (0.04)        0.02        (0.06)       (0.04)       (0.15)
 Net Gains (Losses) on Investments
 (both realized and unrealized)                                   0.39        (2.65)        1.79         1.20        (5.18)
                                                             ---------    ---------    ---------    ---------    ---------
 Total From Investment Operations                                 0.35        (2.63)        1.73         1.16        (5.33)
                                                             ---------    ---------    ---------    ---------    ---------
Less Distributions:
 Dividends (from net investment income)                             --           --           --           --        (0.02)
 Distributions (from capital gains)                                 --           --           --           --           --
                                                             ---------    ---------    ---------    ---------    ---------
 Total Distributions                                                --           --           --           --        (0.02)
                                                             ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period                               $    6.22    $    5.87    $    8.50    $    6.77    $    5.61
                                                             =========    =========    =========    =========    =========
Total Return(2)                                                   5.96%      (30.94)%      25.55%       20.68%      (48.91)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                              $   2,487    $   3,244    $   4,338    $   4,551    $   5,384
Ratio of Expenses to Average Net Assets                           1.70%        1.70%        1.70%        1.70%        1.96%
Ratio of Net Income (Loss) to Average Net Assets                 (0.53)%       0.26%       (0.70)%      (0.54)%      (1.09)%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.89%        1.92%        1.89%        2.02%        3.43%
Ratio of Net Loss to Average Net Assets (excluding waivers)      (0.72)%       0.04%       (0.89)%      (0.86)%      (2.56)%
Portfolio Turnover Rate                                            138%         132%         149%         138%          48%

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

HIGH YIELD BOND FUND

                                                                Fiscal         Fiscal
                                                                 year          period
                                                                ended          ended
                                                             September 30,  September 30,
                                                                 2002        2001(1,2)
                                                               --------      --------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $   9.30         10.00
                                                               --------      --------
Investment Operations:
 Net Investment Income                                             0.65          0.02
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                  (1.22)        (0.68)
                                                               --------      --------
 Total From Investment Operations                                 (0.57)        (0.66)
                                                               --------      --------
Less Distributions:
 Dividends (from net investment income)                           (0.70)        (0.04)
 Distributions (from capital gains)                                  --            --
                                                               --------      --------
 Return of Capital                                                (0.07)           --
                                                               --------      --------
 Total Distributions                                              (0.77)        (0.04)
                                                               --------      --------
Net Asset Value, End of Period                                 $   7.96          9.30
                                                               ========      ========
Total Return(3)                                                   (6.66)%       (6.55)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 23,900      $    161
Ratio of Expenses to Average Net Assets                            1.10%         1.10%
Ratio of Net Income to Average Net Assets                          7.64%         6.53%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.47%         1.33%
Ratio of Net Income to Average Net Assets (excluding waivers)      7.27%         6.30%
Portfolio Turnover Rate                                              86%           53%

(1)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                   23 Prospectus - Selected First American Funds
                                                   Class A Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number: 811-05309

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